Current Taxes and Deferred Taxes (Details) - Schedule of effects of deferred taxes on assets, liabilities and income accounts - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debit differences:
Deferred tax liability (asset) at beginning of period	$ 292,517	$ 231,293
Income effect	(20,163)	58,895
Equity effect	4,046	2,329
Deferred tax liability (asset) at end of period	276,400	292,517
Allowances for loan losses
Debit differences:
Deferred tax liability (asset) at beginning of period	217,361	151,481
Income effect	(47,150)	65,880
Equity effect
Deferred tax liability (asset) at end of period	170,211	217,361
Personnel provisions
Debit differences:
Deferred tax liability (asset) at beginning of period	16,516	16,997
Income effect	(1,929)	(481)
Equity effect
Deferred tax liability (asset) at end of period	14,587	16,516
Staff vacations
Debit differences:
Deferred tax liability (asset) at beginning of period	9,164	7,444
Income effect	829	1,720
Equity effect
Deferred tax liability (asset) at end of period	9,993	9,164
Accrued interest and indexation adjustments from past due loans
Debit differences:
Deferred tax liability (asset) at beginning of period	4,570	3,674
Income effect	503	896
Equity effect
Deferred tax liability (asset) at end of period	5,073	4,570
Staff severance indemnities provision
Debit differences:
Deferred tax liability (asset) at beginning of period	1,421	1,491
Income effect	(67)	(95)
Equity effect	(125)	25
Deferred tax liability (asset) at end of period	1,229	1,421
Provisions of credit card expenses
Debit differences:
Deferred tax liability (asset) at beginning of period	7,959	8,221
Income effect	1,815	(262)
Equity effect
Deferred tax liability (asset) at end of period	9,774	7,959
Provisions of accrued expenses
Debit differences:
Deferred tax liability (asset) at beginning of period	14,083	10,564
Income effect	(1,768)	3,519
Equity effect
Deferred tax liability (asset) at end of period	12,315	14,083
Derivative instruments adjustments
Debit differences:
Deferred tax liability (asset) at beginning of period	1,361	1,470
Income effect	102	(109)
Equity effect
Deferred tax liability (asset) at end of period	1,463	1,361
Adjustment for valuation and impairment of financial assets at fair value through OCI
Debit differences:
Deferred tax liability (asset) at beginning of period
Income effect	270
Equity effect	2,774
Deferred tax liability (asset) at end of period	3,044
Leasing
Debit differences:
Deferred tax liability (asset) at beginning of period	28,835	41,792
Income effect	23,184	(12,957)
Equity effect
Deferred tax liability (asset) at end of period	52,019	28,835
Other adjustments
Debit differences:
Deferred tax liability (asset) at beginning of period	37,488	36,523
Income effect	11,401	965
Equity effect
Deferred tax liability (asset) at end of period	48,889	37,488
Total debit differences
Debit differences:
Deferred tax liability (asset) at beginning of period	338,758	279,657
Income effect	(12,810)	59,076
Equity effect	2,649	25
Deferred tax liability (asset) at end of period	328,597	338,758
Depreciation of property and equipment and investment properties
Debit differences:
Deferred tax liability (asset) at beginning of period	17,256	15,524
Income effect	(810)	1,732
Equity effect
Deferred tax liability (asset) at end of period	16,446	17,256
Adjustment for valuation and impairment of financial assets at fair value through OCI
Debit differences:
Deferred tax liability (asset) at beginning of period	1,397	2,445
Income effect		1,256
Equity effect	(1,397)	(2,304)
Deferred tax liability (asset) at end of period		1,397
Transitory assets
Debit differences:
Deferred tax liability (asset) at beginning of period	6,533	8,329
Income effect	1,580	(1,796)
Equity effect
Deferred tax liability (asset) at end of period	8,113	6,533
Derivative instruments adjustments
Debit differences:
Deferred tax liability (asset) at beginning of period
Income effect
Equity effect
Deferred tax liability (asset) at end of period
Accrued interest to effective rate
Debit differences:
Deferred tax liability (asset) at beginning of period	2,774	1,381
Income effect	(342)	1,393
Equity effect
Deferred tax liability (asset) at end of period	2,432	2,774
Advance payment of lump-sum under union contracts
Debit differences:
Deferred tax liability (asset) at beginning of period	2,234	3,334
Income effect	3,434	(1,100)
Equity effect
Deferred tax liability (asset) at end of period	5,668	2,234
Intangible assets amortization
Debit differences:
Deferred tax liability (asset) at beginning of period	5,503	5,503
Income effect
Equity effect
Deferred tax liability (asset) at end of period	5,503	5,503
Other adjustments
Debit differences:
Deferred tax liability (asset) at beginning of period	10,544	11,848
Income effect	3,491	(1,304)
Equity effect
Deferred tax liability (asset) at end of period	14,035	10,544
Total credit differences
Debit differences:
Deferred tax liability (asset) at beginning of period	46,241	48,364
Income effect	7,353	181
Equity effect	(1,397)	(2,304)
Deferred tax liability (asset) at end of period	$ 52,197	$ 46,241